Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 11,459	$ 11,044	$ 10,551
Non-interest income	8,556	7,697	8,060
Total revenue	20,015	18,741	18,611
Provision for (reversal of) credit losses	158	2,489	1,286
Amortization and impairment	1,017	1,311	838
Other non-interest expenses	10,518	10,051	10,018
Income (loss) before income taxes	8,322	4,890	6,469
Income taxes	1,876	1,098	1,348
Net income (loss)	6,446	3,792	5,121
Non-controlling interests	17	2	25
Equity shareholders	6,429	3,790	5,096
Average assets	809,621	735,492	639,716
Canada [member]
Disclosure of operating segments [line items]
Net interest income	9,159	8,449	7,890
Non-interest income	6,230	5,243	6,008
Total revenue	15,389	13,692	13,898
Provision for (reversal of) credit losses	320	1,648	1,111
Amortization and impairment	812	805	508
Other non-interest expenses	8,423	7,991	7,985
Income (loss) before income taxes	5,834	3,248	4,294
Income taxes	1,320	700	1,008
Net income (loss)	4,514	2,548	3,286
Equity shareholders	4,514	2,548	3,286
Average assets	624,791	554,787	501,066
United States [member]
Disclosure of operating segments [line items]
Net interest income	1,470	1,583	1,405
Non-interest income	1,365	1,167	1,099
Total revenue	2,835	2,750	2,504
Provision for (reversal of) credit losses	(165)	623	173
Amortization and impairment	128	174	139
Other non-interest expenses	1,382	1,336	1,290
Income (loss) before income taxes	1,490	617	902
Income taxes	381	165	139
Net income (loss)	1,109	452	763
Equity shareholders	1,109	452	763
Average assets	130,302	122,721	99,152
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	672	890	820
Non-interest income	622	616	643
Total revenue	1,294	1,506	1,463
Provision for (reversal of) credit losses	21	199	1
Amortization and impairment	60	312	181
Other non-interest expenses	504	530	556
Income (loss) before income taxes	709	465	725
Income taxes	101	89	155
Net income (loss)	608	376	570
Non-controlling interests	17	2	25
Equity shareholders	591	374	545
Average assets	36,777	33,012	27,086
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	158	122	436
Non-interest income	339	671	310
Total revenue	497	793	746
Provision for (reversal of) credit losses	(18)	19	1
Amortization and impairment	17	20	10
Other non-interest expenses	209	194	187
Income (loss) before income taxes	289	560	548
Income taxes	74	144	46
Net income (loss)	215	416	502
Equity shareholders	215	416	502
Average assets	17,751	24,972	12,412
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	5,954	5,849	5,944
Non-interest income	2,196	2,073	2,296
Total revenue	8,150	7,922	8,240
Provision for (reversal of) credit losses	350	1,189	889
Amortization and impairment	213	230	96
Other non-interest expenses	4,201	4,078	4,363
Income (loss) before income taxes	3,386	2,425	2,892
Income taxes	892	640	766
Net income (loss)	2,494	1,785	2,126
Equity shareholders	2,494	1,785	2,126
Average assets	272,645	252,955	249,545
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,291	1,248	1,205
Non-interest income	3,379	2,873	2,822
Total revenue	4,670	4,121	4,027
Provision for (reversal of) credit losses	(39)	303	163
Amortization and impairment	27	30	8
Other non-interest expenses	2,416	2,149	2,098
Income (loss) before income taxes	2,266	1,639	1,758
Income taxes	601	437	471
Net income (loss)	1,665	1,202	1,287
Equity shareholders	1,665	1,202	1,287
Average assets	70,070	65,839	62,552
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,449	1,422	1,327
Non-interest income	745	621	584
Total revenue	2,194	2,043	1,911
Provision for (reversal of) credit losses	(75)	487	73
Amortization and impairment	109	126	109
Other non-interest expenses	1,012	1,000	1,005
Income (loss) before income taxes	1,148	430	724
Income taxes	222	55	76
Net income (loss)	926	375	648
Equity shareholders	926	375	648
Average assets	46,733	48,201	41,190
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	2,701	2,354	1,681
Non-interest income	1,819	1,699	1,794
Total revenue	4,520	4,053	3,475
Provision for (reversal of) credit losses	(100)	311	160
Amortization and impairment	11	10	4
Other non-interest expenses	2,106	1,919	1,798
Income (loss) before income taxes	2,503	1,813	1,513
Income taxes	646	505	396
Net income (loss)	1,857	1,308	1,117
Equity shareholders	1,857	1,308	1,117
Average assets	255,063	230,163	194,115
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	64	171	394
Non-interest income	417	431	564
Total revenue	481	602	958
Provision for (reversal of) credit losses	22	199	1
Amortization and impairment	657	915	621
Other non-interest expenses	783	905	754
Income (loss) before income taxes	(981)	(1,417)	(418)
Income taxes	(485)	(539)	(361)
Net income (loss)	(496)	(878)	(57)
Non-controlling interests	17	2	25
Equity shareholders	(513)	(880)	(82)
Average assets	$ 165,110	$ 138,334	$ 92,314